Note 9 - Warrants	6 Months Ended
May 31, 2017
Warrants [Abstract]
Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common stock and warrants.

The offering was the sale of 1,815,000 units at a price of $1.72 per unit, with each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.10 per share (“March 2013 Warrants”).

The fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common stock and warrants. The offering was the sale of 1,500,000 units at a price of $2.05 per unit, each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.55 per share (“July 2013 Warrants”).

The fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common stock and warrants. The Company issued at the initial closing of the offering an aggregate of 3,229,814 common shares and warrants to purchase an additional 1,614,907 common shares, at a price of $1.61 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $1.93 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.001 per warrant to acquire 242,236 common shares pursuant to the over-allotment option exercised in part by the underwriter. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 64.1%, risk free interest rates of 0.92%, expected life of 5 years, and dividend yield of Nil.

The following table provides information on the 5,170,464 warrants outstanding and exercisable as of May 31, 2017:

		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

March 2013 Warrants	$2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,808,722	June 02, 2021	1,404,361
		5,170,464		1,994,797

During the three and six months ended May 31, 2017, there were cash exercises in respect of 31,044 and 306,018 warrants (three and six months ended May 31, 2016 – Nil and 232,556) and no cashless exercise (three and six months ended May 31, 2016 - Nil) of warrants, resulting in the issuance of 15,522 and 153,009 (three and six months ended May 31, 2016 – Nil and 58,139) and Nil (three and six months ended May 31, 2016 - Nil) common shares, respectively.

During the three and six months ended May 31, 2017, for the warrants exercised, the Company recorded a charge to capital stock of $39,780 and $392,131 (three and six months ended May 31, 2016 -$Nil and $262,463) comprised of proceeds of $29,958 and $295,308 (three and six months ended May 31, 2016 – $Nil and $122,092) and the associated amount of $9,822 and $96,823 (three and six months ended May 31, 2016 - $Nil and $140,371) previously recorded in additional paid in capital.

Details of warrant transactions are as follows:

	March 2013	July 2013	June 2016
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	5,476,482
Exercised	—	-	(306,018)	(306,018)
Outstanding, May 31, 2017	1,491,742	870,000	2,808,722	5,170,464

	Series A	March 2013	July 2013
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	5,429,300
Exercised	—	(232,558)	-	(232,558)
Expired	(2,835,000)		-	(2,835,000)
Outstanding, May 31, 2016	—	1,491,742	870,000	2,361,742